Membership Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Membership Interests [Abstract]
MEMBERSHIP INTERESTS

8.    MEMBERSHIP INTERESTS

Cash Distributions

Distributions are limited by our required regulatory capital structure to be at or below the assumed debt-to-equity ratio established periodically by the PUCT for ratemaking purposes, which is currently set at 60% debt to 40% equity.  At September 30, 2016, $69 million was available for distribution to our members as our regulatory capitalization ratio was 59.6% debt to 40.4% equity.  The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity ratio.  For purposes of this ratio, debt is calculated as long-term debt plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt.  Equity is calculated as membership interests determined in accordance with GAAP, excluding the effects of purchase accounting (which included recording the initial goodwill and fair value adjustments and the subsequent related impairments and amortization).

On October 26, 2016, our board of directors declared a cash distribution of $41 million, which was paid to our members on October 27, 2016.  During the nine months ended September 30, 2016, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
July 27, 2016	August 11, 2016	$68
April 27, 2016	May 11, 2016	$65
February 24, 2016	February 25, 2016	$56

Membership Interests

The following table presents the changes to membership interests during the nine months ended September 30, 2016 and 2015:

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at December 31, 2015	$7,621	$(113)	$7,508
Net income	355	-	355
Distributions	(189)	-	(189)
Net effects of cash flow hedges (net of tax)	-	1	1
Defined benefit pension plans (net of tax)	-	1	1
Balance at September 30, 2016	$7,787	$(111)	$7,676

Balance at December 31, 2014	$7,625	$(107)	$7,518
Net income	359	-	359
Distributions	(283)	-	(283)
Net effects of cash flow hedges (net of tax)	-	1	1
Defined benefit pension plans (net of tax)	-	1	1
Balance at September 30, 2015	$7,701	$(105)	$7,596

Accumulated Other Comprehensive Income (Loss)

The following table presents the changes to accumulated other comprehensive income (loss) for the nine months ended September 30, 2016 and 2015:

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2015	$(22)	$(91)	$(113)
Defined benefit pension plans (net of tax)	-	1	1
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	-	1
Balance at September 30, 2016	$(21)	$(90)	$(111)

Balance at December 31, 2014	$(24)	$(83)	$(107)
Defined benefit pension plans (net of tax)	-	1	1
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	-	1
Balance at September 30, 2015	$(23)	$(82)	$(105)

9.    MEMBERSHIP INTERESTS

Cash Distributions

Distributions are limited by our required regulatory capital structure to be at or below the assumed debt-to-equity ratio established periodically by the PUCT for ratemaking purposes, which is currently set at 60% debt to 40% equity.  At December 31, 2015,  $30 million was available for distribution to our members as our regulatory capitalization ratio was 59.8% debt and 40.2% equity.  The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity ratio.  For purposes of this ratio, debt is calculated as long-term debt plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt.  The debt calculation excludes transition bonds issued by Bondco.  Equity is calculated as membership interests determined in accordance with US GAAP, excluding the effects of purchase accounting (which included recording the initial goodwill and fair value adjustments and the subsequent related impairments and amortization).

On February 24, 2016, our board of directors declared a cash distribution of $56 million, which was paid to our members on February 25, 2016.

During 2015, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
December 9, 2015	December 11, 2015	$18
October 27, 2015	November 9, 2015	$135
July 29, 2015	August 10, 2015	$118
April 29, 2015	May 15, 2015	$65
February 25, 2015	February 26, 2015	$100

During 2014, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount

October 21, 2014	October 22, 2014	$101
July 30, 2014	July 31, 2014	$71
April 30, 2014	May 1, 2014	$57
February 19, 2014	February 20, 2014	$53

Accumulated Other Comprehensive Income (Loss)

The following table presents the changes to accumulated other comprehensive income (loss) for the years ended December 31, 2015, 2014 and 2013.

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2014	$(24)	$(83)	$(107)
Defined benefit pension plans (net of tax)	-	(8)	(8)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2015	$(22)	$(91)	$(113)

Balance at December 31, 2013	$(26)	$(22)	$(48)
Defined benefit pension plans (net of tax)	-	(61)	(61)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2014	$(24)	$(83)	$(107)

Balance at December 31, 2012	$(28)	$(3)	$(31)
Defined benefit pension plans (net of tax)	-	(19)	(19)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2013	$(26)	$(22)	$(48)